Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable		R$ 648,748	R$ 645,619
Liabilities assumed in Business Combination		2,504	1,231
Total of provision for tax, civil and labor losses		651,252	646,850	R$ 613,933
Tax proceedings
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[1]	622,440	607,084
Liabilities assumed in Business Combination		749	0
Total of provision for tax, civil and labor losses		623,189	607,084	575,724
Labor proceedings
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[2]	25,812	38,159
Liabilities assumed in Business Combination	[2]	1,755	0
Total of provision for tax, civil and labor losses		27,567	38,159	37,896
Civil proceedings
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable		496	376
Liabilities assumed in Business Combination		0	1,231
Total of provision for tax, civil and labor losses		R$ 496	R$ 1,607	R$ 313

[1]	Primarily refers to income tax positions taken by Somos and the Company in connection with a corporate restructuring held by the predecessor in 2010, In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable case law on a similar tax case also reached in 2018, the Company reassessed this income tax position and recorded a liability, including interest and penalties.
[2]	The Company is a party to labor demands, which mostly refer to proportional vacation, salary difference, night shift premium, overtime and social charges, among others. There are no individual labor demands with material amounts that require specific disclosure.